Fair Value Measurements (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets and Liabilities
The following tables set forth information regarding the Company’s financial instruments that are measured at fair value on a recurring basis in the accompanying consolidated balance sheets as of December 31, 2012 and 2011:

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities	27,679	16,556	—	11,123
Privately held debt and equity securities	2,475	—	—	2,475
Interest rate cap	—	—	—	—

Liabilities:
Interest rate swaps	5,805	—	5,805	—

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities	$30,613	$18,784	$—	$11,829
Privately held debt and equity securities	2,475	—	—	2,475

Liabilities:
Interest rate swaps	$5,617	$—	$5,617	$—

Schedule of Changes in Level 3

The Courtyard at Hickory Hollow
Beginning carrying value, January 1, 2012	$5,754
Capital expenditures	644
Depreciation expense	(124)
Loss on impairment of real estate	(3,000)
Ending carrying value, December 31, 2012	$3,274

Columbia Place
Beginning carrying value, January 1, 2011	$58,207
Capital expenditures	142
Depreciation expense	(1,525)
Loss on impairment of real estate	(50,683)
Ending carrying value, December 31, 2011	$6,141

Schedule of Assets Measured at Fair Value on Nonrecurring Basis
The following tables set forth information regarding the Company’s assets that are measured at fair value on a nonrecurring basis, restated for discontinued operations for all periods presented:

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Assets:
Long-lived assets	$8,604	$—	$—	$8,604	$23,315

In December 2012, the Company acquired the remaining 40.0% interest in Imperial Valley Commons L.P., a joint venture in which the Company held a 60.0% ownership interest. In accordance with the Company's impairment review process described in Note 2, the Company recorded a non-cash impairment of real estate of $20,315 in the fourth quarter of 2012, related to vacant land available for the future expansion of Imperial Valley Commons located in El Centro, CA, to write down the book value as of December 31, 2012 from $25,645 to $5,330. Development of this asset has been negatively impacted by recent economic conditions and other competition in the market area that have affected pre-development leasing activity.
In accordance with the Company's impairment review process described in Note 2, the Company recorded a non-cash impairment of real estate of $3,000 in the third quarter of 2012 related to

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Asset:
Long-lived asset	$6,141	$—	$—	$6,141	$50,683

Columbia Place
Beginning carrying value, January 1, 2011	$58,207
Capital expenditures	142
Depreciation expense	(1,525)
Loss on impairment of real estate	(50,683)
Ending carrying value, December 31, 2011	$6,141

Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
The following tables set forth information regarding the Company’s assets that are measured at fair value on a nonrecurring basis, restated for discontinued operations for all periods presented:

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Assets:
Long-lived assets	$8,604	$—	$—	$8,604	$23,315

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Asset:
Long-lived asset	$6,141	$—	$—	$6,141	$50,683